RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Impact of revision on the balance sheets (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 15, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 24, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Balance Sheet Statements, Captions [Line Items]
Additional paid-in capital	$ 133,233,000				$ 129,449,000			$ 128,297,000
Accumulated deficit	(106,515,000)				(58,690,000)			(37,159,000)
Total Stockholders' Equity (Deficit)	26,719,000				70,805,000	$ 77,005,000		$ 91,208,000	$ 35,570,000
Northern Genesis Acquisition Corp II [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock subject to redemption	414,000,000
Common stock shares	1,035				1,035
Additional paid-in capital					23,965
Accumulated deficit	(39,121,005)				(1,450)
Total Stockholders' Equity (Deficit)	$ (39,119,970)	$ (50,666,168)	$ (37,455,393)		$ 23,550		$ 0
As Previously Reported | Northern Genesis Acquisition Corp II [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock subject to redemption				$ 365,248,533
Common stock shares				1,523
Additional paid-in capital				6,415,718
Accumulated deficit				(1,417,236)
Total Stockholders' Equity (Deficit)				5,000,005
Adjustment | Northern Genesis Acquisition Corp II [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock subject to redemption				48,751,367
Common stock shares				(488)
Additional paid-in capital				(6,415,718)
Accumulated deficit				(42,335,161)
Total Stockholders' Equity (Deficit)				(48,751,367)
As Restated | Northern Genesis Acquisition Corp II [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock subject to redemption				414,000,000
Common stock shares				1,035
Accumulated deficit				(43,752,397)
Total Stockholders' Equity (Deficit)				$ (43,751,362)